Note 24 - Related Party Balances and Transactions (Details Textual)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement Line Items [Line Items]
Key management personnel compensation	$ 360,023	$ 480,577	$ 424,111
Number of share options granted in share-based payment arrangement	4,012,000	700,000	400,000
Two corporations under one related director [member] | Rent, administration, office charges and telecommunications [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 52,001	$ 33,020	$ 8,000
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 3,121	$ 0	$ 241,331
Number of share options granted in share-based payment arrangement	508,000	0	0
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 150,000	$ 50,000	$ 480,000
Borrowings, interest rate	12.00%
Interest income (expense)	$ (4,586)	$ (351)	$ (43,200)